Contract Assets And Contract Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract assets relating to receivables	$ 4,048,000	$ 4,764,000
Revenue recognized in relation to contract liabilities	7,042,000	$ 895,000
Revenue from performance obligations satisfied or partially satisfied in previous periods	0
Expected balance to be recognized as revenues	49,000,000
Beyond 12-months [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected balance to be recognized as revenues	$ 83,700,000